RBC BlueBay Core Plus Bond Fund Investment Strategy - RBC BlueBay Core Plus Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities. For purposes of this policy, the term “assets” means net assets plus the amount of borrowings for investment purposes. The fixed income securities in which the Fund may invest include, but are not limited to, bonds, municipal securities, mortgage-related and asset-backed securities (including Collateralized Mortgage Obligations (“CMOs”)), and obligations of U.S. and foreign governments (and supranational organizations) and their agencies. The Fund may invest in securities with fixed, floating or variable rates of interest. The Fund may invest up to 20% of its net assets in securities that are non-investment grade (high yield/junk bond).The Fund will be managed relative to the Bloomberg US Aggregate Bond Index as the Fund’s duration will be managed relative to the Index. The weighted average effective duration of the Bloomberg U.S. Aggregate Bond Index was 5.98 years as of December 31, 2025. The Fund typically seeks to maintain a duration of +/- 2 years versus benchmark. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities relative to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.The Fund’s investment strategy is referred to as “Core Plus” because the Adviser has the ability to add high yield securities and other securities to a core portfolio of investment grade fixed income securities that are generally representative of the Bloomberg US Aggregate Bond Index.The Fund may invest in securities of both U.S. and foreign issuers, including issuers within the European Union and issuers economically tied to emerging market countries. The Fund will normally invest in a portfolio of fixed income securities denominated in U.S. Dollars but may invest in securities denominated in currencies of other countries. In addition, the Fund may invest its assets in derivatives, which are instruments that have a value derived from or directly linked to an underlying asset, such as equity securities, bonds, commodities, currencies, interest rates, or market indices. In particular, the Fund may use exchange-traded options, bond futures, interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities) and currency futures for portfolio positioning and risk management purposes. The Fund’s exposure to derivatives will vary. For purposes of meeting its 80% investment policy, the Fund may include derivatives that have characteristics similar to the Fund’s direct investments.The Adviser is primarily responsible for managing the Fund’s assets. The Adviser uses a bottom-up, fundamental process combined with top-down risk management tools designed to meet the Fund’s investment objective. The Adviser uses detailed credit analysis to identify investment opportunities while simultaneously seeking to minimize principal losses.The Adviser incorporates material environmental, social and governance (ESG) factors as part of the investment process for applicable types of investments. The ESG factors deemed material to the Fund are at the discretion of the Adviser.The Adviser applies exclusions as part of its investment process in managing the Fund. is the exclusions apply a defined set of criteria (which may be product or conduct based), as determined by the Adviser, to exclude certain issuers from the investment universe, as applicable. Exclusion criteria may be based on factors including, but not limited to, certain revenue thresholds from business activities or conduct-based assessments from third-party providers. The exclusion criteria applied by the Adviser exclude companies involved in: • Incidents misaligned with the UN Global Compact Principles; • The production of controversial weapons; • The production of nuclear weapons; • The production of tobacco; • The mining of, or power generation from, thermal coal mining.